Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	Aug. 31, 2020 HKD ($)	May 31, 2019 HKD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 HKD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 USD ($)
Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities		$ 400,000,000						$ 51,282,000
Term (in years or months)		3 years	3 years
Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)		0.85%	0.85%
Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities	$ 117,000,000			$ 234,000,000			$ 15,000,000		$ 30,000,000
Term (in years or months)	2 years			3 years
Amount drawn from the credit facility					$ 0	$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)	4.50%
Revolving loan facility | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities		$ 190,000,000						24,359,000
Amount drawn from the credit facility					$ 0	$ 0
Revolving loan facility | Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)				0.85%
Term loan | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities		210,000,000						$ 26,923,000
Amount of upfront fee		$ 819,000	$ 105,000